Operating Leases - Schedule of Operating Lease Liability, Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Liability, Payments, Due prior year	$ 0.0	$ 15.4
Liability, Payments, Next twelve months	15.4	15.2
Liability, Payments, Due year two	15.1	14.9
Liability, Payments, Due year three	14.3	14.1
Liability, Payments, Due year four	12.8	12.6
Liability, Payments, Due year five	12.7	12.4
Liability, Payments, Due after year five	32.4	34.8
Total minimum lease payments	102.7	119.4
Less imputed interest	(16.6)	(23.9)
Operating lease liabilities	$ 86.1	$ 95.5